Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below presents information about equity in earnings (losses) of unconsolidated investments included in the Company's reported segments for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Online Business	$(1,413)	$(1,198)	$(866)
Other Investments	(288)	85	295
	$(1,701)	$(1,113)	$(571)
The tables below present total asset information about reported segments as of December 31, 2012 and 2011 and capital expenditures for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	As of December 31,
	2012	2011
Total assets:
Racing Operations	$659,175	$509,133
Gaming	225,872	242,174
Online Business	184,638	183,397
Other Investments	44,652	13,318
	$1,114,337	$948,022

	Year Ended December 31,
	2012	2011	2010
Capital expenditures, net:
Racing Operations	$14,027	$7,484	$35,295
Gaming	14,524	7,490	17,978
Online Business	4,427	2,774	5,995
Other Investments	8,320	4,919	2,684
	$41,298	$22,667	$61,952
The accounting policies of the segments are the same as those described in the “Summary of Significant Accounting Policies” in Note 1. The table below presents information about reported segments for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Net revenues from external customers:
Churchill Downs	$124,255	$121,886	$119,144
Arlington	69,077	69,694	71,851
Calder	64,566	62,715	71,302
Fair Grounds	44,190	44,625	46,025
Total Racing Operations	302,088	298,920	308,322
Calder Casino	77,864	82,819	65,211
Fair Grounds Slots	42,881	41,553	40,432
VSI	35,433	35,052	33,971
Harlow’s Casino	56,604	53,205	2,659
Riverwalk Casino	10,330	—	—
Total Gaming	223,112	212,629	142,273
Online Business	183,279	165,416	121,407
Other Investments	22,872	19,563	13,202
Corporate	1,032	326	141
Net revenues from external customers	$732,383	$696,854	$585,345
Intercompany net revenues:
Churchill Downs	$5,592	$5,088	$3,850
Arlington	4,712	3,725	3,009
Calder	1,583	2,307	1,875
Fair Grounds	1,270	1,164	968
Total Racing Operations	13,157	12,284	9,702
Online Business	836	786	676
Other Investments	3,466	2,015	592
Eliminations	(17,459)	(15,085)	(10,970)
Net revenues	$—	$—	$—

Reconciliation of Assets from Segment to Consolidated

	Year Ended December 31,
	2012	2011	2010
Reconciliation of Adjusted EBITDA to net earnings:
Racing Operations	$54,357	$47,236	$38,696
Gaming	64,231	58,590	29,528
Online Business	44,618	40,918	19,152
Other Investments	85	1,269	2,860
Total Segment Adjusted EBITDA	163,291	148,013	90,236
Corporate Adjusted EBITDA	(4,834)	(2,523)	(3,164)
Insurance recoveries, net of losses	7,006	972	—
HRE Trust Fund Proceeds	—	19,258	—
Share based compensation expense	(13,993)	(9,730)	(6,656)
Other Recoveries	—	2,720	—
Depreciation and amortization	(55,600)	(55,170)	(46,524)
Interest income (expense), net	(4,441)	(8,456)	(5,994)
Income tax provision	(33,152)	(34,289)	(8,341)
Earnings from continuing operations	58,277	60,795	19,557
Discontinued operations, net of income taxes	(1)	3,560	(3,204)
Net earnings and comprehensive income	$58,276	$64,355	$16,353